UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	9
Davis Real Estate Portfolio	10

Expense Example	11

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	16
Davis Real Estate Portfolio	19

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights:
Davis Value Portfolio	33
Davis Financial Portfolio	34
Davis Real Estate Portfolio	35

Director Approval of Advisory Agreements	36

Fund Information	39

Directors and Officers	40

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 2.51% for the six-month period ended June 30, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. Every sector1 within the Index, except for financials, delivered positive returns over the six-month period. The sectors within the Index that turned in the strongest performance over the six-month period were health care and energy. The sectors within the Index that turned in the weakest performance over the six-month period were financials and information technology.

Factors Impacting the Portfolio’s Performance

Consumer staple companies were the most important contributor2 to the Portfolio’s performance, both on an absolute basis and relative to the Index. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index (up 11% versus up 8% for the Index) and had a higher relative average weighting (16% versus 10% for the Index). Costco Wholesale3 and CVS Caremark were among the most important contributors to performance.

Health care companies were also an important contributor to the Portfolio’s absolute performance. The Portfolio’s health care companies under-performed the corresponding sector within the Index (up 9% versus up 14% for the Index), but had a higher relative average weighting (12% versus 11% for the Index) in this stronger performing sector. Pfizer was among the most important contributors to performance.

Material companies were the most important detractor from the Portfolio’s absolute and relative performance. The Portfolio’s material companies under-performed the corresponding sector within the Index (down 18% versus up 4% for the Index) and had a higher relative average weighting (9% versus 4% for the Index). Sino-Forest was the single most important detractor from the Portfolio’s performance. Listed in Toronto, but operating predominantly in mainland China, Sino-Forest is a commercial timber plantation manager that enters into long-term leases with Chinese provincial cooperatives and obtains the rights to harvest, sell, and replant trees. Sino-Forest became the target of a short seller that accused Sino-Forest of fraud. Davis Advisors’ portfolio managers continue to monitor and evaluate the situation.

Energy companies were also significant detractors from the Portfolio’s performance relative to the Index. The Portfolio’s energy companies under-performed the corresponding sector within the Index (up 2% versus up 11% for the Index), but had a higher relative average weighting (16% versus 13% for the Index) in this stronger performing sector. EOG Resources and Occidental Petroleum were among the most important contributors to performance. OGX Petroleo e Gas Participacoes and Canadian Natural Resources were among the most important detractors from performance.

Other important contributors to the Portfolio’s performance included American Express and Iron Mountain.  Other important detractors from the Portfolio’s performance included Bank of New York Mellon and Wells Fargo.

The Portfolio had approximately 19% of its net assets invested in foreign companies at June 30, 2011. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	24.51%	1.06%	3.38%	3.22%	0.62%	0.62%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	1.44%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 1.55% for the six-month period ended June 30, 2011.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. The Index’s banking, diversified financial, and insurance industry groups1 all turned in negative performances, as the Index’s financial sector was the only sector of the Index to turn in a negative performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings out-performed the corresponding sector within the Index (up 2% versus down 3% for the Index).  The Portfolio had a limited amount of assets invested in other sectors. Those non-financial holdings, mostly in energy and industrials, overall contributed2 to the Portfolio’s performance.

Diversified financial companies were the largest contributor to the Portfolio’s performance. The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 7% versus down 5% for the Index). Oaktree3, American Express, Visa, Moody’s, and Cielo were among the most important contributors to performance. Goldman Sachs, Bank of New York Mellon, Julius Baer Group, and First Marblehead were among the most important detractors from performance. The Portfolio no longer owns Moody’s.

Insurance companies also contributed to the Portfolio’s performance. The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (up 1% versus down less than 1% for the Index). Loews, Progressive, and Markel were among the most important contributors to performance. China Life Insurance and Transatlantic Holdings were among the most important detractors from performance.

Banking companies were important detractors from the Portfolio’s performance. The Portfolio’s banking companies under-performed the corresponding industry group within the Index (down 10% versus down 7% for the Index).  State Bank of India and Wells Fargo were among the most important detractors from performance.

The Portfolio had approximately 25% of its net assets invested in foreign companies at June 30, 2011. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	21.33%	(1.39)%	1.49%	2.61%	0.67%	0.67%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	1.44%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 10.14% for the six-month period ended June 30, 2011. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 10.77%. Diversified real estate activities and hotels, resorts & cruise lines were the only sub-industries1 within the Index to deliver negative returns, while office REITs and residential REITs turned in the strongest performances.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in office REITs than in any other sub-industry and they were the most important contributor2 to the Portfolio’s absolute performance. The Portfolio’s office REITs under-performed the corresponding sub-industry within the Index (up 12% versus up 14% for the Index), but had a higher relative average weighting (31% versus 17% for the Index) in this stronger performing sub-industry. DuPont Fabros Technology3, Coresite Realty, Digital Realty, Boston Properties, and Douglas Emmett were among the most important contributors to performance. Corporate Office Properties was among the most important detractors from performance.

Residential REITs were the second most important contributor to the Portfolio’s absolute performance. The Portfolio’s residential REITs performed in-line with the corresponding sub-industry within the Index (both up 14%), but had a lower relative average weighting (12% versus 17% for the Index). American Campus and Essex Property Trust were among the most important contributors to performance.

Other important contributors to the Portfolio’s performance included Simon Property Group and Forest City Enterprises. Crown Castle International was the single most important detractor from the Portfolio’s performance. This single holding accounted for the majority of the Portfolio’s under-performance relative to the Index. The Portfolio’s cash position earned very little in today’s low interest rate environment and contributed to the Portfolio’s performance lagging the Index.  The Portfolio no longer owns Crown Castle International.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate portfolio risk, focused portfolio risk, under $10 billion market capitalization risk, foreign country risk, variable current income risk, headline risk, and fees and expenses risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1 The companies included in the Wilshire U.S. Real Estate Securities Index are divided into nine sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	26.73%	(1.43)%	8.65%	8.48%	0.76%	0.76%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	1.44%
Wilshire U.S. Real Estate Securities Index	35.69%	1.70%	10.44%	11.04%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	78.18%	Energy	15.75%	12.78%
Common Stock (Foreign)	19.29%	Diversified Financials	13.90%	6.89%
Convertible Bonds (Foreign)	0.09%	Health Care	12.33%	11.70%
Short-Term Investments	2.09%	Insurance	10.35%	3.75%
Other Assets & Liabilities	0.35%	Food & Staples Retailing	9.51%	2.32%
	100.00%	Materials	7.16%	3.66%
		Food, Beverage & Tobacco	6.79%	5.98%
		Information Technology	5.90%	17.77%
		Banks	4.41%	2.76%
		Retailing	3.66%	3.57%
		Transportation	2.95%	2.03%
		Other	2.62%	23.71%
		Commercial & Professional Services	2.41%	0.58%
		Automobiles & Components	1.21%	0.78%
		Real Estate	1.05%	1.72%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.03%
American Express Co.	Consumer Finance	5.03%
Wells Fargo & Co.	Commercial Banks	4.30%
CVS Caremark Corp.	Food & Staples Retailing	4.24%
EOG Resources, Inc.	Energy	3.93%
Bank of New York Mellon Corp.	Capital Markets	3.58%
Loews Corp.	Multi-line Insurance	3.43%
Occidental Petroleum Corp.	Energy	3.11%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.00%
Devon Energy Corp.	Energy	2.97%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	73.09%	Diversified Financials	40.57%	6.89%
Common Stock (Foreign)	25.26%	Insurance	30.09%	3.75%
Short-Term Investments	1.56%	Banks	15.85%	2.76%
Other Assets & Liabilities	0.09%	Energy	5.06%	12.78%
	100.00%	Commercial & Professional Services	4.15%	0.58%
		Food & Staples Retailing	2.10%	2.32%
		Retailing	1.30%	3.57%
		Materials	0.88%	3.66%
		Information Technology	–	17.77%
		Health Care	–	11.70%
		Other	–	34.22%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

American Express Co.	Consumer Finance	8.77%
Oaktree Capital Group LLC, Class A, 144A	Diversified Financial Services	8.47%
Transatlantic Holdings, Inc.	Reinsurance	8.42%
Loews Corp.	Multi-line Insurance	7.38%
Wells Fargo & Co.	Commercial Banks	6.59%
State Bank of India Ltd., GDR	Commercial Banks	6.58%
Canadian Natural Resources Ltd.	Energy	4.98%
Julius Baer Group Ltd.	Capital Markets	4.72%
Markel Corp.	Property & Casualty Insurance	4.62%
Bank of New York Mellon Corp.	Capital Markets	4.41%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	82.45%
Preferred Stock	5.97%		Fund
Convertible Bonds	2.87%	Office REITs	36.89%	17.04%
Short-Term Investments	8.47%	Residential REITs	16.47%	17.56%
Other Assets & Liabilities	0.24%	Specialized REITs	14.05%	25.47%
	100.00%	Retail REITs	11.76%	23.79%
		Industrial REITs	6.51%	5.89%
		Real Estate Operating Companies	5.72%	2.11%
		Other	4.47%	0.50%
		Diversified REITs	4.13%	7.64%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Alexandria Real Estate Equities, Inc.	Office REITs	5.78%
Simon Property Group, Inc.	Retail REITs	5.76%
American Campus Communities, Inc.	Residential REITs	4.77%
DuPont Fabros Technology Inc.	Office REITs	4.61%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.81%
Vornado Realty Trust	Diversified REITs	3.77%
Equity Residential	Residential REITs	3.56%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	Office REITs	3.26%
Entertainment Properties Trust	Specialized REITs	3.25%
Digital Realty Trust, Inc.	Office REITs	3.17%

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended June 30, 2011. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11-06/30/11)
Davis Value Portfolio
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,025.06	$3.11
Hypothetical	$1,000.00	$1,021.72	$3.11

Davis Financial Portfolio
(annualized expense ratio 0.67%**)
Actual	$1,000.00	$1,015.45	$3.35
Hypothetical	$1,000.00	$1,021.47	$3.36

Davis Real Estate Portfolio
(annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,101.36	$3.96
Hypothetical	$1,000.00	$1,021.03	$3.81

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to the Fund's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.47%)
CONSUMER DISCRETIONARY – (5.84%)
Automobiles & Components – (1.18%)
Harley-Davidson, Inc.	115,300	$4,723,841
Consumer Durables & Apparel – (0.20%)
Hunter Douglas NV (Netherlands)	16,499	807,768
Media – (0.89%)
Grupo Televisa S.A., ADR (Mexico)	37,390	919,794
Liberty Media - Starz, Series A *	8,506	640,161
Walt Disney Co.	50,350	1,965,664
		3,525,619

Retailing – (3.57%)
Bed Bath & Beyond Inc. *	146,105	8,527,418
CarMax, Inc. *	73,040	2,415,433
Expedia, Inc.	58,990	1,710,415
Liberty Media Corp. - Interactive, Series A *	96,334	1,615,040
		14,268,306

	Total Consumer Discretionary	23,325,534
CONSUMER STAPLES – (16.32%)
Food & Staples Retailing – (9.27%)
Costco Wholesale Corp.	247,720	20,126,012
CVS Caremark Corp.	450,678	16,936,479
		37,062,491

Food, Beverage & Tobacco – (6.63%)
Coca-Cola Co.	77,960	5,245,928
Diageo PLC, ADR (United Kingdom)	70,033	5,733,602
Heineken Holding NV (Netherlands)	105,521	5,401,979
Kraft Foods Inc., Class A	95,140	3,351,782
Nestle S.A. (Switzerland)	7,990	497,206
Philip Morris International Inc.	69,570	4,645,189
Unilever NV, NY Shares (Netherlands)	49,200	1,616,220
		26,491,906

Household & Personal Products – (0.42%)
Natura Cosmeticos S.A. (Brazil)	27,500	687,214
Procter & Gamble Co.	15,550	988,513
		1,675,727

	Total Consumer Staples	65,230,124
ENERGY – (15.37%)
Canadian Natural Resources Ltd. (Canada)	275,850	11,547,081
China Coal Energy Co. - H (China)	2,607,900	3,532,183
Devon Energy Corp.	150,730	11,879,031
EOG Resources, Inc.	150,380	15,722,229
Occidental Petroleum Corp.	119,430	12,425,497
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	258,100	2,412,892
Schlumberger Ltd.	10,600	915,840
Transocean Ltd.	46,104	2,976,474
	Total Energy	61,411,227

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (28.98%)
Banks – (4.30%)
Commercial Banks – (4.30%)
Wells Fargo & Co.	612,694	$17,192,194
Diversified Financials – (13.56%)
Capital Markets – (8.09%)
Ameriprise Financial, Inc.	72,620	4,188,722
Bank of New York Mellon Corp.	559,200	14,326,704
Brookfield Asset Management Inc., Class A (Canada)	99,000	3,283,830
Charles Schwab Corp.	13,500	222,075
GAM Holding Ltd. (Switzerland)	25,980	427,459
Goldman Sachs Group, Inc.	14,110	1,877,900
Julius Baer Group Ltd. (Switzerland)	193,360	7,987,320
		32,314,010

Consumer Finance – (5.03%)
American Express Co.	389,119	20,117,452
Diversified Financial Services – (0.44%)
JPMorgan Chase & Co.	9,818	401,949
Visa Inc., Class A	16,100	1,356,586
		1,758,535

		54,189,997

Insurance – (10.10%)
Insurance Brokers – (0.14%)
Aon Corp.	11,020	565,326
Multi-line Insurance – (4.10%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,687,706
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	996,568
Loews Corp.	325,890	13,716,710
		16,400,984

Property & Casualty Insurance – (4.71%)
ACE Ltd.	32,810	2,159,554
Berkshire Hathaway Inc., Class A *	47	5,456,935
Markel Corp. *	1,390	551,566
Progressive Corp. (Ohio)	497,820	10,643,392
		18,811,447

Reinsurance – (1.15%)
Everest Re Group, Ltd.	5,740	469,245
Transatlantic Holdings, Inc.	84,007	4,117,183
		4,586,428

		40,364,185

Real Estate – (1.02%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,082,849
	Total Financials	115,829,225
HEALTH CARE – (12.03%)
Health Care Equipment & Services – (3.70%)
Baxter International Inc.	48,751	2,909,947
Becton, Dickinson and Co.	52,140	4,492,904
Express Scripts, Inc. *	136,660	7,376,224
		14,779,075

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (8.33%)
Agilent Technologies, Inc. *	39,860	$2,037,245
Johnson & Johnson	161,120	10,717,702
Merck & Co., Inc.	340,285	12,008,658
Pfizer Inc.	198,780	4,094,868
Roche Holding AG - Genusschein (Switzerland)	26,500	4,436,648
		33,295,121

	Total Health Care	48,074,196
INDUSTRIALS – (5.99%)
Capital Goods – (0.76%)
Lockheed Martin Corp.	37,590	3,043,662
Commercial & Professional Services – (2.35%)
D&B Corp.	800	60,432
Iron Mountain Inc.	273,367	9,319,081
		9,379,513

Transportation – (2.88%)
China Merchants Holdings International Co., Ltd. (China)	1,561,055	6,067,499
China Shipping Development Co. Ltd. - H (China)	1,129,000	1,041,915
Kuehne & Nagel International AG (Switzerland)	26,933	4,091,795
LLX Logistica S.A. (Brazil)*	56,270	173,067
PortX Operacoes Portuarias S.A. (Brazil)*	58,570	128,725
		11,503,001

	Total Industrials	23,926,176
INFORMATION TECHNOLOGY – (5.75%)
Semiconductors & Semiconductor Equipment – (1.77%)
Intel Corp.	41,880	927,642
Texas Instruments Inc.	187,270	6,148,074
		7,075,716

Software & Services – (3.30%)
Activision Blizzard, Inc.	195,600	2,285,586
Google Inc., Class A *	15,610	7,902,641
Microsoft Corp.	115,400	2,998,669
		13,186,896

Technology Hardware & Equipment – (0.68%)
Hewlett-Packard Co.	75,231	2,738,408
	Total Information Technology	23,001,020
MATERIALS – (6.90%)
Air Products and Chemicals, Inc.	22,120	2,114,230
BHP Billiton PLC (United Kingdom)	74,430	2,924,636
Martin Marietta Materials, Inc.	42,380	3,389,129
Monsanto Co.	61,700	4,475,718
Potash Corp. of Saskatchewan Inc. (Canada)	26,562	1,513,768
Praxair, Inc.	9,370	1,015,614
Rio Tinto PLC (United Kingdom)	40,505	2,924,694
Sealed Air Corp.	344,875	8,204,576
Sino-Forest Corp. (Canada)*	293,550	973,985
Sino-Forest Corp., 144A (Canada)*(a)(b)	8,900	29,530
	Total Materials	27,565,880

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.29%)
America Movil SAB de C.V., Series L, ADR (Mexico)	21,480	$1,157,342
	Total Telecommunication Services	1,157,342
TOTAL COMMON STOCK – (Identified cost $237,930,603)		389,520,724
CONVERTIBLE BONDS – (0.09%)
MATERIALS – (0.09%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$736,000	349,600
TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)		349,600
SHORT-TERM INVESTMENTS – (2.09%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $8,369,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $8,536,380)	8,369,000	8,369,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,369,000)		8,369,000
Total Investments – (99.65%) – (Identified cost $247,035,603) – (c)		398,239,324
Other Assets Less Liabilities – (0.35%)		1,401,743

	Net Assets – (100.00%)	$399,641,067

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,026,098 or 0.26% of the Fund's net assets as of June 30, 2011.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	Aggregate cost for federal income tax purposes is $248,811,996. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$156,964,648
	Unrealized depreciation	(7,537,320)
	Net unrealized appreciation	$149,427,328

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.35%)
CONSUMER DISCRETIONARY – (1.27%)
Retailing – (1.27%)
Bed Bath & Beyond Inc. *	16,500	$963,023
	Total Consumer Discretionary	963,023
CONSUMER STAPLES – (2.06%)
Food & Staples Retailing – (2.06%)
CVS Caremark Corp.	41,500	1,559,570
	Total Consumer Staples	1,559,570
ENERGY – (4.98%)
Canadian Natural Resources Ltd. (Canada)	89,890	3,762,795
	Total Energy	3,762,795
FINANCIALS – (85.08%)
Banks – (15.59%)
Commercial Banks – (15.59%)
Banco Santander Brasil S.A., ADS (Brazil)	20,000	234,200
ICICI Bank Ltd., ADR (India)	16,770	826,761
SKBHC Holdings LLC *(a)	122	395,726
State Bank of India Ltd., GDR (India)	45,148	4,973,698
U.S. Bancorp	14,500	369,895
Wells Fargo & Co.	177,500	4,980,650
		11,780,930

Diversified Financials – (39.90%)
Capital Markets – (18.22%)
Ameriprise Financial, Inc.	17,740	1,023,243
Bank of New York Mellon Corp.	130,120	3,333,675
Brookfield Asset Management Inc., Class A (Canada)	88,200	2,925,594
Charles Schwab Corp.	16,000	263,200
GAM Holding Ltd. (Switzerland)	510	8,391
Goldman Sachs Group, Inc.	17,490	2,327,744
Julius Baer Group Ltd. (Switzerland)	86,380	3,568,187
T. Rowe Price Group Inc.	5,260	317,336
		13,767,370

Consumer Finance – (9.23%)
American Express Co. (b)	128,230	6,629,491
First Marblehead Corp. *	194,994	345,139
		6,974,630

Diversified Financial Services – (12.45%)
Bank of America Corp.	14,486	158,767
Cielo S.A. (Brazil)	27,800	694,711
Oaktree Capital Group LLC, Class A, 144A (c)	126,700	6,398,350
RHJ International (Belgium)*	62,000	446,577
Visa Inc., Class A	20,300	1,710,478
		9,408,883

		30,150,883

Insurance – (29.59%)
Life & Health Insurance – (1.31%)
China Life Insurance Co., Ltd., ADR (China)	19,133	991,855
Multi-line Insurance – (7.38%)
Loews Corp. (b)	132,580	5,580,292

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (9.77%)
ACE Ltd.	14,200	$934,644
Markel Corp. *	8,795	3,489,944
Progressive Corp. (Ohio)	138,440	2,959,847
		7,384,435

Reinsurance – (11.13%)
Everest Re Group, Ltd.	25,040	2,047,020
Transatlantic Holdings, Inc.	129,767	6,359,881
		8,406,901

		22,363,483

	Total Financials	64,295,296
INDUSTRIALS – (4.09%)
Commercial & Professional Services – (4.09%)
Iron Mountain Inc.	90,560	3,087,190
	Total Industrials	3,087,190
MATERIALS – (0.87%)
Sino-Forest Corp. (Canada)*	198,000	656,955
	Total Materials	656,955
	TOTAL COMMON STOCK – (Identified cost $56,273,619)	74,324,829
SHORT-TERM INVESTMENTS – (1.56%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $1,178,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $1,201,560)	$1,178,000	1,178,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,178,000)	1,178,000
Total Investments – (99.91%) – (Identified cost $57,451,619) – (d)		75,502,829
Other Assets Less Liabilities – (0.09%)		68,747
Net Assets – (100.00%)		$75,571,576

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
* Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(b)	A portion of these securities is pledged to cover unfunded capital commitments at June 30, 2011.
(c)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $6,398,350 or 8.47% of the Fund's net assets as of June 30, 2011.

(d)	Aggregate cost for federal income tax purposes is $58,144,663. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$23,972,850
	Unrealized depreciation	(6,614,684)
	Net unrealized appreciation	$17,358,166

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (82.45%)
FINANCIALS – (80.16%)
Real Estate – (80.16%)
Real Estate Investment Trusts (REITs) – (73.63%)
Diversified REITs – (3.77%)
Vornado Realty Trust	10,640	$991,435
Industrial REITs – (4.84%)
DCT Industrial Trust Inc.	120,000	627,600
EastGroup Properties, Inc.	15,140	643,602
		1,271,202

Office REITs – (27.21%)
Alexandria Real Estate Equities, Inc.	19,600	1,517,432
BioMed Realty Trust, Inc.	21,070	405,387
Boston Properties, Inc.	7,250	769,660
Brandywine Realty Trust	65,550	759,724
Coresite Realty Corp.	39,200	642,880
Corporate Office Properties Trust	23,850	741,974
Digital Realty Trust, Inc.	13,500	834,030
Douglas Emmett, Inc.	13,400	266,526
DuPont Fabros Technology Inc.	48,100	1,212,120
		7,149,733

Residential REITs – (15.03%)
American Campus Communities, Inc.	35,300	1,253,856
Education Realty Trust, Inc.	32,200	275,954
Equity Residential	15,570	934,200
Essex Property Trust, Inc.	5,710	772,506
Post Properties, Inc.	6,000	244,560
UDR, Inc.	19,100	468,905
		3,949,981

Retail REITs – (9.95%)
CBL & Associates Properties, Inc.	18,330	332,323
Regency Centers Corp.	17,510	769,914
Simon Property Group, Inc.	13,012	1,512,385
		2,614,622

Specialized REITs – (12.83%)
Cogdell Spencer, Inc.	69,583	416,802
Entertainment Properties Trust	18,280	853,676
LaSalle Hotel Properties	19,200	505,728
Plum Creek Timber Co., Inc.	7,200	291,888
Public Storage	4,720	538,127
U-Store-It Trust	18,870	198,513
Ventas, Inc.	10,720	565,051
		3,369,785

		19,346,758

Real Estate Management & Development – (6.53%)
Real Estate Operating Companies – (4.74%)
Brookdale Senior Living Inc. *	10,030	243,227
Forest City Enterprises, Inc., Class A *	53,680	1,002,206
		1,245,433

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.79%)
CB Richard Ellis Group, Inc., Class A *	18,700	$469,557
		1,714,990

		21,061,748

	Total Financials	21,061,748
TELECOMMUNICATION SERVICES – (2.29%)
American Tower Corp., Class A *	11,500	601,795
	Total Telecommunication Services	601,795
TOTAL COMMON STOCK – (Identified cost $17,538,744)		21,663,543
PREFERRED STOCK – (5.97%)
FINANCIALS – (5.97%)
Real Estate – (5.97%)
Real Estate Investment Trusts (REITs) – (5.97%)
Industrial REITs – (1.11%)
ProLogis, Inc., 6.75%, Series M	11,900	291,431
Office REITs – (4.08%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	33,272	856,754
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	214,640
		1,071,394

Retail REITs – (0.78%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	204,930
	Total Financials	1,567,755
TOTAL PREFERRED STOCK – (Identified cost $727,490)		1,567,755
CONVERTIBLE BONDS – (2.87%)
FINANCIALS – (2.87%)
Real Estate – (2.87%)
Real Estate Investment Trusts (REITs) – (2.39%)
Office REITs – (2.39%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	521,805
SL Green Realty Corp., 144A Conv. Sr. Notes,, 3.00%, 03/30/27 (a)	104,000	104,520
		626,325

Real Estate Management & Development – (0.48%)
Real Estate Operating Companies – (0.48%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	126,600
	Total Financials	752,925
TOTAL CONVERTIBLE BONDS – (Identified cost $526,588)		752,925

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (8.47%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $2,225,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $2,269,500)	$2,225,000	$2,225,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,225,000)		2,225,000
	Total Investments – (99.76%) – (Identified cost $21,017,822) – (b)	26,209,223
	Other Assets Less Liabilities – (0.24%)	64,237

	Net Assets – (100.00%)	$26,273,460

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $626,325 or 2.39% of the Fund's net assets as of June 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $22,412,908. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$5,008,683
	Unrealized depreciation	(1,212,368)
	Net unrealized appreciation	$3,796,315

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At June 30, 2011 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$398,239,324	$75,502,829	$26,209,223
Cash	6,371	12,961	2,585
Cash - foreign currencies**	55,984	–	–
Receivables:
Capital stock sold	194,969	28,799	213
Dividends and interest	758,915	96,089	104,645
Investment securities sold	1,859,290	3,218	–
Prepaid expenses	2,860	590	222
Total assets	401,117,713	75,644,486	26,316,888
LIABILITIES:
Payables:
Capital stock redeemed	279,091	17,227	14,154
Investment securities purchased	962,470	–	–
Accrued audit fees	8,800	7,600	7,600
Accrued custodian fees	15,600	4,777	2,925
Accrued management fees	186,625	34,841	14,039
Other accrued expenses	24,060	8,465	4,710
Total liabilities	1,476,646	72,910	43,428
NET ASSETS	$399,641,067	$75,571,576	$26,273,460
SHARES OUTSTANDING	32,569,627	6,765,456	2,758,362
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.27	$11.17	$9.53
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$32,570	$6,765	$2,758

Additional paid-in capital	232,483,645	63,527,996	34,380,431

Undistributed net investment income	1,474,718	1,451,424	162,341

Accumulated net realized gains (losses) from investments and foreign currency transactions	14,437,559	(7,465,868)	(13,463,157)

Net unrealized appreciation on investments and foreign currency transactions	151,212,575	18,051,259	5,191,087
Net Assets	$399,641,067	$75,571,576	$26,273,460

*Including:
Cost of investments	$247,035,603	$57,451,619	$21,017,822

**Cost of cash - foreign currencies	55,946	–	–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the six months ended June 30, 2011 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$4,216,091	$865,764	$361,054
Interest	48,665	444	14,381
Total income	4,264,756	866,208	375,435

Expenses:
Management fees (Note 3)	1,204,915	218,682	71,495
Custodian fees	46,326	13,505	8,648
Transfer agent fees	9,277	4,088	1,984
Audit fees	10,200	9,000	9,000
Legal fees	7,300	1,355	150
Accounting fees (Note 3)	3,498	1,002	1,002
Reports to shareholders	24,500	5,500	358
Directors’ fees and expenses	48,618	10,397	3,008
Registration and filing fees	157	28	10
Miscellaneous	9,914	4,605	3,311
Total expenses	1,364,705	268,162	98,966
Expenses paid indirectly (Note 4)	(1)	(1)	(1)
Net expenses	1,364,704	268,161	98,965
Net investment income	2,900,052	598,047	276,470

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	24,747,990	4,906,884	2,040,761
Foreign currency transactions	26,567	(2,040)	–
Net realized gain	24,774,557	4,904,844	2,040,761
Net increase (decrease) in unrealized appreciation	(16,584,015)	(4,191,016)	189,261
Net realized and unrealized gain on investments and foreign currency transactions	8,190,542	713,828	2,230,022
Net increase in net assets resulting from operations	$11,090,594	$1,311,875	$2,506,492

*Net of foreign taxes withheld as follows	$102,338	$11,101	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2011 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$2,900,052	$598,047	$276,470
Net realized gain from investments and foreign currency transactions	24,774,557	4,904,844	2,040,761
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(16,584,015)	(4,191,016)	189,261
Net increase in net assets resulting from operations	11,090,594	1,311,875	2,506,492

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(112,853)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(84,183,737)	(8,142,870)	(1,389,465)
Total increase (decrease) in net assets	(73,093,143)	(6,830,995)	1,004,174

NET ASSETS:
Beginning of period	472,734,210	82,402,571	25,269,286
End of period*	$399,641,067	$75,571,576	$26,273,460

*Including undistributed net investment income of	$1,474,718	$1,451,424	$162,341

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2010

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$5,283,981	$803,918	$390,900

Net realized gain from investments and foreign currency transactions	31,050,499	1,250,736	167,089

Net increase in unrealized appreciation on investments and foreign currency transactions	28,380,743	6,094,685	3,843,814
Net increase in net assets resulting from operations	64,715,223	8,149,339	4,401,803

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,868,898)	(650,801)	(470,072)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(104,516,079)	(12,933,188)	(2,228,798)
Total increase (decrease) in net assets	(46,669,754)	(5,434,650)	1,702,933

NET ASSETS:
Beginning of year	519,403,964	87,837,221	23,566,353
End of year*	$472,734,210	$82,402,571	$25,269,286

*Including undistributed (overdistributed) net investment income of	$(1,425,334)	$853,377	$(1,276)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”).  Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.  Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds.  The Funds account separately for the assets, liabilities, and operations of each series.  The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$22,517,766	$963,023	$–
Consumer staples	59,330,939	1,559,570	–
Energy	57,879,044	3,762,795	–
Financials	103,331,597	48,504,367	22,414,863
Health care	43,637,548	–	–
Industrials	12,724,967	3,087,190	–
Information technology	23,001,020		–
Materials	21,716,550	656,955	–
Telecommunication services	1,157,342	–	601,795
Total Level 1	345,296,773	58,533,900	23,016,658

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	349,600	–	752,925
Equity securities*:
Consumer discretionary	807,768	–	–
Consumer staples	5,899,185	–	–
Energy	3,532,183	–	–
Financials	12,497,628	15,395,203	214,640
Health care	4,436,648	–	–
Industrials	11,201,209	–	–
Materials	5,849,330	–	–
Short-term securities	8,369,000	1,178,000	2,225,000
Total Level 2	52,942,551	16,573,203	3,192,565

Level 3 – Significant Unobservable Inputs:
Equity securities:
Financials	–	395,726	–
Total	$398,239,324	$75,502,829	$26,209,223

Level 1 to Level 2 Transfers**:
Consumer discretionary	$807,768	$–	$–
Consumer staples	5,899,185	–	–
Energy	3,532,183	–	–
Financials	12,497,628	8,996,853	–
Health care	4,436,648	–	–
Industrials	11,201,209	–	–
Materials	5,849,330	–	–
Total	$44,223,951	$8,996,853	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2011.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2011:

Davis Financial Portfolio
Investment Securities:
Beginning balance	$395,726
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	–
Ending balance	$395,726

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.   Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Funds’ financial statements related to these tax positions.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At December 31, 2010, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Expiring
12/31/2016	$–	$3,410,000	$2,447,000
12/31/2017	9,111,000	8,268,000	11,662,000
Total	$9,111,000	$11,678,000	$14,109,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Unfunded Capital Commitments - Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of June 30, 2011, unfunded capital commitments in Davis Financial Portfolio amounted to $1,291,188.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2011 were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$19,213,998	$6,103,156	$6,742,042
Proceeds of sales	96,668,917	13,520,265	9,127,371

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each Fund is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2011 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,498, $1,002, and $1,002, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $1 for each Fund during the six months ended June 30, 2011.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2011, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:
	Six months ended June 30, 2011 (Unaudited)
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	1,052,655	244,878	93,961
Shares issued in reinvestment of distributions	–	–	12,083
	1,052,655	244,878	106,044
Shares redeemed	(7,980,676)	(968,409)	(255,991)
Net decrease	(6,928,021)	(723,531)	(149,947)

Proceeds from shares sold	$12,963,297	$2,742,415	$869,479
Proceeds from shares issued in reinvestment of distributions	–	–	112,853
	12,963,297	2,742,415	982,332
Cost of shares redeemed	(97,147,034)	(10,885,285)	(2,371,797)
Net decrease	$(84,183,737)	$(8,142,870)	$(1,389,465)

	Year ended December 31, 2010
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	5,615,497	1,402,090	352,772
Shares issued in reinvestment of distributions	573,843	59,325	58,913
	6,189,340	1,461,415	411,685
Shares redeemed	(14,994,784)	(2,770,797)	(690,084)
Net decrease	(8,805,444)	(1,309,382)	(278,399)

Proceeds from shares sold	$58,765,835	$14,260,345	$2,867,737
Proceeds from shares issued in reinvestment of distributions	6,868,898	650,801	470,072
	65,634,733	14,911,146	3,337,809
Cost of shares redeemed	(170,150,812)	(27,844,334)	(5,566,607)
Net decrease	$(104,516,079)	$(12,933,188)	$(2,228,798)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the six months ended June 30, 2011.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities in Davis Value Portfolio amounted to $1,375,698 or 0.34% of the Fund’s net assets as of June 30, 2011. The aggregate value of restricted securities in Davis Financial Portfolio amounted to $395,726 or 0.52% of the Fund’s net assets as of June 30, 2011.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of June 30, 2011

Davis Value Portfolio	Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$400.23

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$47.50

Davis Value Portfolio	Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$3.32

Davis Financial Portfolio	SKBHC HoldingsLLC	11/08/10	NA	122	$5,000.01	$3,250.00

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.97		$10.75	$8.26	$14.48	$14.58	$12.77

Income (Loss) from Investment Operations:
Net Investment Income	0.08		0.11	0.08	0.13	0.17	0.11
Net Realized and Unrealized Gains (Losses)	0.22		1.26	2.49	(6.00)	0.51	1.81
Total from Investment Operations	0.30		1.37	2.57	(5.87)	0.68	1.92

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.15)	(0.08)	(0.12)	(0.17)	(0.11)
Distributions from Realized Gains	–		–	–	(0.23)	(0.61)	–
Total Dividends and Distributions	–		(0.15)	(0.08)	(0.35)	(0.78)	(0.11)
Net Asset Value, End of Period	$12.27		$11.97	$10.75	$8.26	$14.48	$14.58

Total Returna	2.51%		12.76%	31.16%	(40.32)%	4.64%	15.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$399,641		$472,734	$519,404	$333,152	$658,699	$771,828
Ratio of Expenses to Average Net Assets:
Gross	0.62	%b	0.63%	0.71%	0.82%	0.81%	0.81%
Netc	0.62	%b	0.63%	0.71%	0.82%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.32	%b	1.03%	0.97%	0.98%	1.11%	0.83%
Portfolio Turnover Rated	4%		21%	20%	17%	9%	19%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$11.00		$9.98	$7.12		$14.27	$16.29	$13.83

Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.12	0.05		0.08	0.17	0.09
Net Realized and Unrealized Gains (Losses)	0.07		0.99	2.88		(6.76)	(1.12)	2.47
Total from Investment Operations	0.17		1.11	2.93		(6.68)	(0.95)	2.56

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.09)	(0.07)		–	(0.17)	(0.09)
Distributions from Realized Gains	–		–	–		(0.47)	(0.90)	(0.01)
Total Dividends and Distributions	–		(0.09)	(0.07)		(0.47)	(1.07)	(0.10)
Net Asset Value, End of Period	$11.17		$11.00	$9.98		$7.12	$14.27	$16.29

Total Returna	1.55%		11.10%	41.18	%b	(46.36)%	(6.05)%	18.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$75,572		$82,403	$87,837		$57,321	$116,725	$155,807
Ratio of Expenses to Average Net Assets:
Gross	0.67	%c	0.69%	0.78%		0.88%	0.85%	0.84%
Netd	0.67	%c	0.69%	0.78%		0.88%	0.85%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.50	%c	0.99%	0.67%		0.73%	0.97%	0.66%
Portfolio Turnover Ratee	8%		2%	10%		16%	17%	9%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.69		$7.40	$5.80	$11.45	$20.43	$17.33

Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.13	0.16	0.19	0.42	0.34
Net Realized and Unrealized Gains (Losses)	0.78		1.31	1.60	(5.50)	(3.40)	5.58
Total from Investment Operations	0.88		1.44	1.76	(5.31)	(2.98)	5.92

Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.15)	(0.16)	(0.22)	(0.64)	(0.60)
Distributions from Realized Gains	–		–	–	(0.11)	(5.36)	(2.22)
Return of Capital	–		–	–	(0.01)	–	–
Total Dividends and Distributions	(0.04)		(0.15)	(0.16)	(0.34)	(6.00)	(2.82)
Net Asset Value, End of Period	$9.53		$8.69	$7.40	$5.80	$11.45	$20.43

Total Returna	10.14%		19.70%	31.73%	(46.91)%	(15.48)%	34.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,273		$25,269	$23,566	$19,331	$49,548	$89,738
Ratio of Expenses to Average Net Assets:
Gross	0.76	%b	0.81%	0.98%	0.98%	0.88%	0.86%
Netc	0.76	%b	0.81%	0.98%	0.98%	0.87%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.13	%b	1.58%	2.81%	1.84%	1.92%	1.63%
Portfolio Turnover Rated	28%		43%	70%	41%	49%	38%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2011 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 28, 2011. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 5 of the 7 rolling five-year time frames and its peer group in all of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund out-performed both the Index and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Value Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2011. The Fund out-performed the  average performance of its peer group as determined by an independent service provider over the three-, five-, and ten-year time periods and matched the one-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 3 of the 7 rolling five-year time frames and its peer group in all of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund out-performed the Index in 1 of the 2 rolling ten-year time frames and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Financial Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2011. The Fund had under-performed the  average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 7 rolling five-year time frames and its peer group in 4 of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund under-performed both the Index and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Real Estate Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, NV (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	18

Director Approval of Advisory Agreements	19

Fund Information	21

Directors and Officers	22

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 2.51% for the six-month period ended June 30, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. Every sector1 within the Index, except for financials, delivered positive returns over the six-month period. The sectors within the Index that turned in the strongest performance over the six-month period were health care and energy. The sectors within the Index that turned in the weakest performance over the six-month period were financials and information technology.

Factors Impacting the Portfolio’s Performance

Consumer staple companies were the most important contributor2 to the Portfolio’s performance, both on an absolute basis and relative to the Index. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index (up 11% versus up 8% for the Index) and had a higher relative average weighting (16% versus 10% for the Index). Costco Wholesale3 and CVS Caremark were among the most important contributors to performance.

Health care companies were also an important contributor to the Portfolio’s absolute performance. The Portfolio’s health care companies under-performed the corresponding sector within the Index (up 9% versus up 14% for the Index), but had a higher relative average weighting (12% versus 11% for the Index) in this stronger performing sector. Pfizer was among the most important contributors to performance.

Material companies were the most important detractor from the Portfolio’s absolute and relative performance. The Portfolio’s material companies under-performed the corresponding sector within the Index (down 18% versus up 4% for the Index) and had a higher relative average weighting (9% versus 4% for the Index). Sino-Forest was the single most important detractor from the Portfolio’s performance. Listed in Toronto, but operating predominantly in mainland China, Sino-Forest is a commercial timber plantation manager that enters into long-term leases with Chinese provincial cooperatives and obtains the rights to harvest, sell, and replant trees. Sino-Forest became the target of a short seller that accused Sino-Forest of fraud. Davis Advisors’ portfolio managers continue to monitor and evaluate the situation.

Energy companies were also significant detractors from the Portfolio’s performance relative to the Index. The Portfolio’s energy companies under-performed the corresponding sector within the Index (up 2% versus up 11% for the Index), but had a higher relative average weighting (16% versus 13% for the Index) in this stronger performing sector. EOG Resources and Occidental Petroleum were among the most important contributors to performance. OGX Petroleo e Gas Participacoes and Canadian Natural Resources were among the most important detractors from performance.

Other important contributors to the Portfolio’s performance included American Express and Iron Mountain.  Other important detractors from the Portfolio’s performance included Bank of New York Mellon and Wells Fargo.

The Portfolio had approximately 19% of its net assets invested in foreign companies at June 30, 2011. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	24.51%	1.06%	3.38%	3.22%	0.62%	0.62%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	1.44%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	78.18%	Energy	15.75%	12.78%
Common Stock (Foreign)	19.29%	Diversified Financials	13.90%	6.89%
Convertible Bonds (Foreign)	0.09%	Health Care	12.33%	11.70%
Short-Term Investments	2.09%	Insurance	10.35%	3.75%
Other Assets & Liabilities	0.35%	Food & Staples Retailing	9.51%	2.32%
	100.00%	Materials	7.16%	3.66%
		Food, Beverage & Tobacco	6.79%	5.98%
		Information Technology	5.90%	17.77%
		Banks	4.41%	2.76%
		Retailing	3.66%	3.57%
		Transportation	2.95%	2.03%
		Other	2.62%	23.71%
		Commercial & Professional Services	2.41%	0.58%
		Automobiles & Components	1.21%	0.78%
		Real Estate	1.05%	1.72%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.03%
American Express Co.	Consumer Finance	5.03%
Wells Fargo & Co.	Commercial Banks	4.30%
CVS Caremark Corp.	Food & Staples Retailing	4.24%
EOG Resources, Inc.	Energy	3.93%
Bank of New York Mellon Corp.	Capital Markets	3.58%
Loews Corp.	Multi-line Insurance	3.43%
Occidental Petroleum Corp.	Energy	3.11%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.00%
Devon Energy Corp.	Energy	2.97%

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2011. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11-06/30/11)

Actual	$1,000.00	$1,025.06	$3.11
Hypothetical	$1,000.00	$1,021.72	$3.11

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.47%)
CONSUMER DISCRETIONARY – (5.84%)
Automobiles & Components – (1.18%)
Harley-Davidson, Inc.	115,300	$4,723,841
Consumer Durables & Apparel – (0.20%)
Hunter Douglas NV (Netherlands)	16,499	807,768
Media – (0.89%)
Grupo Televisa S.A., ADR (Mexico)	37,390	919,794
Liberty Media - Starz, Series A *	8,506	640,161
Walt Disney Co.	50,350	1,965,664
		3,525,619

Retailing – (3.57%)
Bed Bath & Beyond Inc. *	146,105	8,527,418
CarMax, Inc. *	73,040	2,415,433
Expedia, Inc.	58,990	1,710,415
Liberty Media Corp. - Interactive, Series A *	96,334	1,615,040
		14,268,306

	Total Consumer Discretionary	23,325,534
CONSUMER STAPLES – (16.32%)
Food & Staples Retailing – (9.27%)
Costco Wholesale Corp.	247,720	20,126,012
CVS Caremark Corp.	450,678	16,936,479
		37,062,491

Food, Beverage & Tobacco – (6.63%)
Coca-Cola Co.	77,960	5,245,928
Diageo PLC, ADR (United Kingdom)	70,033	5,733,602
Heineken Holding NV (Netherlands)	105,521	5,401,979
Kraft Foods Inc., Class A	95,140	3,351,782
Nestle S.A. (Switzerland)	7,990	497,206
Philip Morris International Inc.	69,570	4,645,189
Unilever NV, NY Shares (Netherlands)	49,200	1,616,220
		26,491,906

Household & Personal Products – (0.42%)
Natura Cosmeticos S.A. (Brazil)	27,500	687,214
Procter & Gamble Co.	15,550	988,513
		1,675,727

	Total Consumer Staples	65,230,124
ENERGY – (15.37%)
Canadian Natural Resources Ltd. (Canada)	275,850	11,547,081
China Coal Energy Co. - H (China)	2,607,900	3,532,183
Devon Energy Corp.	150,730	11,879,031
EOG Resources, Inc.	150,380	15,722,229
Occidental Petroleum Corp.	119,430	12,425,497
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	258,100	2,412,892
Schlumberger Ltd.	10,600	915,840
Transocean Ltd.	46,104	2,976,474
	Total Energy	61,411,227

6

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (28.98%)
Banks – (4.30%)
Commercial Banks – (4.30%)
Wells Fargo & Co.	612,694	$17,192,194
Diversified Financials – (13.56%)
Capital Markets – (8.09%)
Ameriprise Financial, Inc.	72,620	4,188,722
Bank of New York Mellon Corp.	559,200	14,326,704
Brookfield Asset Management Inc., Class A (Canada)	99,000	3,283,830
Charles Schwab Corp.	13,500	222,075
GAM Holding Ltd. (Switzerland)	25,980	427,459
Goldman Sachs Group, Inc.	14,110	1,877,900
Julius Baer Group Ltd. (Switzerland)	193,360	7,987,320
		32,314,010

Consumer Finance – (5.03%)
American Express Co.	389,119	20,117,452
Diversified Financial Services – (0.44%)
JPMorgan Chase & Co.	9,818	401,949
Visa Inc., Class A	16,100	1,356,586
		1,758,535

		54,189,997

Insurance – (10.10%)
Insurance Brokers – (0.14%)
Aon Corp.	11,020	565,326
Multi-line Insurance – (4.10%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,687,706
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	996,568
Loews Corp.	325,890	13,716,710
		16,400,984

Property & Casualty Insurance – (4.71%)
ACE Ltd.	32,810	2,159,554
Berkshire Hathaway Inc., Class A *	47	5,456,935
Markel Corp. *	1,390	551,566
Progressive Corp. (Ohio)	497,820	10,643,392
		18,811,447

Reinsurance – (1.15%)
Everest Re Group, Ltd.	5,740	469,245
Transatlantic Holdings, Inc.	84,007	4,117,183
		4,586,428

		40,364,185

Real Estate – (1.02%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,082,849
	Total Financials	115,829,225
HEALTH CARE – (12.03%)
Health Care Equipment & Services – (3.70%)
Baxter International Inc.	48,751	2,909,947
Becton, Dickinson and Co.	52,140	4,492,904
Express Scripts, Inc. *	136,660	7,376,224
		14,779,075

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (8.33%)
Agilent Technologies, Inc. *	39,860	$2,037,245
Johnson & Johnson	161,120	10,717,702
Merck & Co., Inc.	340,285	12,008,658
Pfizer Inc.	198,780	4,094,868
Roche Holding AG - Genusschein (Switzerland)	26,500	4,436,648
		33,295,121

	Total Health Care	48,074,196
INDUSTRIALS – (5.99%)
Capital Goods – (0.76%)
Lockheed Martin Corp.	37,590	3,043,662
Commercial & Professional Services – (2.35%)
D&B Corp.	800	60,432
Iron Mountain Inc.	273,367	9,319,081
		9,379,513

Transportation – (2.88%)
China Merchants Holdings International Co., Ltd. (China)	1,561,055	6,067,499
China Shipping Development Co. Ltd. - H (China)	1,129,000	1,041,915
Kuehne & Nagel International AG (Switzerland)	26,933	4,091,795
LLX Logistica S.A. (Brazil)*	56,270	173,067
PortX Operacoes Portuarias S.A. (Brazil)*	58,570	128,725
		11,503,001

	Total Industrials	23,926,176
INFORMATION TECHNOLOGY – (5.75%)
Semiconductors & Semiconductor Equipment – (1.77%)
Intel Corp.	41,880	927,642
Texas Instruments Inc.	187,270	6,148,074
		7,075,716

Software & Services – (3.30%)
Activision Blizzard, Inc.	195,600	2,285,586
Google Inc., Class A *	15,610	7,902,641
Microsoft Corp.	115,400	2,998,669
		13,186,896

Technology Hardware & Equipment – (0.68%)
Hewlett-Packard Co.	75,231	2,738,408
	Total Information Technology	23,001,020
MATERIALS – (6.90%)
Air Products and Chemicals, Inc.	22,120	2,114,230
BHP Billiton PLC (United Kingdom)	74,430	2,924,636
Martin Marietta Materials, Inc.	42,380	3,389,129
Monsanto Co.	61,700	4,475,718
Potash Corp. of Saskatchewan Inc. (Canada)	26,562	1,513,768
Praxair, Inc.	9,370	1,015,614
Rio Tinto PLC (United Kingdom)	40,505	2,924,694
Sealed Air Corp.	344,875	8,204,576
Sino-Forest Corp. (Canada)*	293,550	973,985
Sino-Forest Corp., 144A (Canada)*(a)(b)	8,900	29,530
	Total Materials	27,565,880

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.29%)
America Movil SAB de C.V., Series L, ADR (Mexico)	21,480	$1,157,342
	Total Telecommunication Services	1,157,342
TOTAL COMMON STOCK – (Identified cost $237,930,603)		389,520,724
CONVERTIBLE BONDS – (0.09%)
MATERIALS – (0.09%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$736,000	349,600
TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)		349,600
SHORT-TERM INVESTMENTS – (2.09%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $8,369,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $8,536,380)	8,369,000	8,369,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,369,000)		8,369,000
Total Investments – (99.65%) – (Identified cost $247,035,603) – (c)		398,239,324
Other Assets Less Liabilities – (0.35%)		1,401,743

	Net Assets – (100.00%)	$399,641,067

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,026,098 or 0.26% of the Fund's net assets as of June 30, 2011.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	Aggregate cost for federal income tax purposes is $248,811,996. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$156,964,648
	Unrealized depreciation	(7,537,320)
	Net unrealized appreciation	$149,427,328

See Notes to Financial Statements

9

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2011 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$398,239,324
Cash	6,371
Cash - foreign currencies**	55,984
Receivables:
Capital stock sold	194,969
Dividends and interest	758,915
Investment securities sold	1,859,290
Prepaid expenses	2,860
Total assets	401,117,713
LIABILITIES:
Payables:
Capital stock redeemed	279,091
Investment securities purchased	962,470
Accrued management fee	186,625
Other accrued expenses	48,460
Total liabilities	1,476,646
NET ASSETS	$399,641,067
SHARES OUTSTANDING	32,569,627
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.27
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$32,570
Additional paid-in capital	232,483,645
Undistributed net investment income	1,474,718
Accumulated net realized gains from investments and foreign currency transactions	14,437,559
Net unrealized appreciation on investments and foreign currency transactions	151,212,575
Net Assets	$399,641,067

*Including:
Cost of Investments	$247,035,603

**Cost of cash - foreign currencies	55,946

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$4,216,091
Interest		48,665
Total income		4,264,756

Expenses:
Management fees (Note 3)	$1,204,915
Custodian fees	46,326
Transfer agent fees	9,277
Audit fees	10,200
Legal fees	7,300
Accounting fees (Note 3)	3,498
Reports to shareholders	24,500
Directors’ fees and expenses	48,618
Registration and filing fees	157
Miscellaneous	9,914
Total expenses		1,364,705
Expenses paid indirectly (Note 4)		(1)
Net expenses		1,364,704
Net investment income		2,900,052

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		24,747,990
Foreign currency transactions		26,567
Net realized gain		24,774,557
Net decrease in unrealized appreciation		(16,584,015)
Net realized and unrealized gain on investments and foreign currency transactions		8,190,542
Net increase in net assets resulting from operations		$11,090,594

*Net of foreign taxes withheld as follows		$102,338

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010

OPERATIONS:
Net investment income	$2,900,052	$5,283,981
Net realized gain from investments and foreign currency transactions	24,774,557	31,050,499
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(16,584,015)	28,380,743
Net increase in net assets resulting from operations	11,090,594	64,715,223

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(6,868,898)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(84,183,737)	(104,516,079)
Total decrease in net assets	(73,093,143)	(46,669,754)

NET ASSETS:
Beginning of period	472,734,210	519,403,964
End of period*	$399,641,067	$472,734,210

*Including undistributed (overdistributed) net investment income of	$1,474,718	$(1,425,334)

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$22,517,766	$807,768	$–	$23,325,534
Consumer staples	59,330,939	5,899,185	–	65,230,124
Energy	57,879,044	3,532,183	–	61,411,227
Financials	103,331,597	12,497,628	–	115,829,225
Health care	43,637,548	4,436,648	–	48,074,196
Industrials	12,724,967	11,201,209	–	23,926,176
Information technology	23,001,020	–	–	23,001,020
Materials	21,716,550	5,849,330	–	27,565,880
Telecommunication services	1,157,342	–	–	1,157,342
Convertible debt securities	–	349,600	–	349,600
Short-term securities	–	8,369,000	–	8,369,000
Total	$345,296,773	$52,942,551	$–	$398,239,324

Level 1 to Level 2 Transfers**:
Consumer discretionary	$807,768
Consumer staples	5,899,185
Energy	3,532,183
Financials	12,497,628
Health care	4,436,648
Industrials	11,201,209
Materials	5,849,330
Total	$44,223,951

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2011.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Fund’s financial statements related to these tax positions.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$9,111,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2011 were $19,213,998 and $96,668,917, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2011 amounted to $3,498.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the six months ended June 30, 2011.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2011, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2011 (Unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,052,655	$12,963,297	5,615,497	$58,765,835
Shares issued in reinvestment of distributions	–	–	573,843	6,868,898
	1,052,655	12,963,297	6,189,340	65,634,733
Shares redeemed	(7,980,676)	(97,147,034)	(14,994,784)	(170,150,812)
Net decrease	(6,928,021)	$(84,183,737)	(8,805,444)	$(104,516,079)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended June 30, 2011.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities amounted to $1,375,698 or 0.34% of the Fund’s net assets as of June 30, 2011.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of June 30, 2011

Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$400.23

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$47.50

Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$3.32

17

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.97		$10.75	$8.26	$14.48	$14.58	$12.77

Income (Loss) from Investment Operations:
Net Investment Income	0.08		0.11	0.08	0.13	0.17	0.11
Net Realized and Unrealized Gains (Losses)	0.22		1.26	2.49	(6.00)	0.51	1.81
Total from Investment Operations	0.30		1.37	2.57	(5.87)	0.68	1.92

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.15)	(0.08)	(0.12)	(0.17)	(0.11)
Distributions from Realized Gains	–		–	–	(0.23)	(0.61)	–
Total Dividends and Distributions	–		(0.15)	(0.08)	(0.35)	(0.78)	(0.11)
Net Asset Value, End of Period	$12.27		$11.97	$10.75	$8.26	$14.48	$14.58

Total Returna	2.51%		12.76%	31.16%	(40.32)%	4.64%	15.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$399,641		$472,734	$519,404	$333,152	$658,699	$771,828
Ratio of Expenses to Average Net Assets:
Gross	0.62	%b	0.63%	0.71%	0.82%	0.81%	0.81%
Netc	0.62	%b	0.63%	0.71%	0.82%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.32	%b	1.03%	0.97%	0.98%	1.11%	0.83%
Portfolio Turnover Rated	4%		21%	20%	17%	9%	19%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2011 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
    Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

19

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 28, 2011. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 5 of the 7 rolling five-year time frames and its peer group in all of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund out-performed both the Index and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Value Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

20

DAVIS VALUE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, NV (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

22

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*  Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	18

Director Approval of Advisory Agreements	19

Fund Information	21

Directors and Officers	22

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 1.55% for the six-month period ended June 30, 2011.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. The Index’s banking, diversified financial, and insurance industry groups1 all turned in negative performances, as the Index’s financial sector was the only sector of the Index to turn in a negative performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings out-performed the corresponding sector within the Index (up 2% versus down 3% for the Index).  The Portfolio had a limited amount of assets invested in other sectors. Those non-financial holdings, mostly in energy and industrials, overall contributed2 to the Portfolio’s performance.

Diversified financial companies were the largest contributor to the Portfolio’s performance. The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 7% versus down 5% for the Index). Oaktree3, American Express, Visa, Moody’s, and Cielo were among the most important contributors to performance. Goldman Sachs, Bank of New York Mellon, Julius Baer Group, and First Marblehead were among the most important detractors from performance. The Portfolio no longer owns Moody’s.

Insurance companies also contributed to the Portfolio’s performance. The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (up 1% versus down less than 1% for the Index). Loews, Progressive, and Markel were among the most important contributors to performance. China Life Insurance and Transatlantic Holdings were among the most important detractors from performance.

Banking companies were important detractors from the Portfolio’s performance. The Portfolio’s banking companies under-performed the corresponding industry group within the Index (down 10% versus down 7% for the Index).  State Bank of India and Wells Fargo were among the most important detractors from performance.

The Portfolio had approximately 25% of its net assets invested in foreign companies at June 30, 2011. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	21.33%	(1.39)%	1.49%	2.61%	0.67%	0.67%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	1.44%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
 June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	73.09%	Diversified Financials	40.57%	6.89%
Common Stock (Foreign)	25.26%	Insurance	30.09%	3.75%
Short-Term Investments	1.56%	Banks	15.85%	2.76%
Other Assets & Liabilities	0.09%	Energy	5.06%	12.78%
	100.00%	Commercial & Professional Services	4.15%	0.58%
		Food & Staples Retailing	2.10%	2.32%
		Retailing	1.30%	3.57%
		Materials	0.88%	3.66%
		Information Technology	–	17.77%
		Health Care	–	11.70%
		Other	–	34.22%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

American Express Co.	Consumer Finance	8.77%
Oaktree Capital Group LLC, Class A, 144A	Diversified Financial Services	8.47%
Transatlantic Holdings, Inc.	Reinsurance	8.42%
Loews Corp.	Multi-line Insurance	7.38%
Wells Fargo & Co.	Commercial Banks	6.59%
State Bank of India Ltd., GDR	Commercial Banks	6.58%
Canadian Natural Resources Ltd.	Energy	4.98%
Julius Baer Group Ltd.	Capital Markets	4.72%
Markel Corp.	Property & Casualty Insurance	4.62%
Bank of New York Mellon Corp.	Capital Markets	4.41%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2011. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11-06/30/11)

Actual	$1,000.00	$1,015.45	$3.35
Hypothetical	$1,000.00	$1,021.47	$3.36

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.67%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.35%)
CONSUMER DISCRETIONARY – (1.27%)
Retailing – (1.27%)
Bed Bath & Beyond Inc. *	16,500	$963,023
	Total Consumer Discretionary	963,023
CONSUMER STAPLES – (2.06%)
Food & Staples Retailing – (2.06%)
CVS Caremark Corp.	41,500	1,559,570
	Total Consumer Staples	1,559,570
ENERGY – (4.98%)
Canadian Natural Resources Ltd. (Canada)	89,890	3,762,795
	Total Energy	3,762,795
FINANCIALS – (85.08%)
Banks – (15.59%)
Commercial Banks – (15.59%)
Banco Santander Brasil S.A., ADS (Brazil)	20,000	234,200
ICICI Bank Ltd., ADR (India)	16,770	826,761
SKBHC Holdings LLC *(a)	122	395,726
State Bank of India Ltd., GDR (India)	45,148	4,973,698
U.S. Bancorp	14,500	369,895
Wells Fargo & Co.	177,500	4,980,650
		11,780,930

Diversified Financials – (39.90%)
Capital Markets – (18.22%)
Ameriprise Financial, Inc.	17,740	1,023,243
Bank of New York Mellon Corp.	130,120	3,333,675
Brookfield Asset Management Inc., Class A (Canada)	88,200	2,925,594
Charles Schwab Corp.	16,000	263,200
GAM Holding Ltd. (Switzerland)	510	8,391
Goldman Sachs Group, Inc.	17,490	2,327,744
Julius Baer Group Ltd. (Switzerland)	86,380	3,568,187
T. Rowe Price Group Inc.	5,260	317,336
		13,767,370

Consumer Finance – (9.23%)
American Express Co. (b)	128,230	6,629,491
First Marblehead Corp. *	194,994	345,139
		6,974,630

Diversified Financial Services – (12.45%)
Bank of America Corp.	14,486	158,767
Cielo S.A. (Brazil)	27,800	694,711
Oaktree Capital Group LLC, Class A, 144A (c)	126,700	6,398,350
RHJ International (Belgium)*	62,000	446,577
Visa Inc., Class A	20,300	1,710,478
		9,408,883

		30,150,883

Insurance – (29.59%)
Life & Health Insurance – (1.31%)
China Life Insurance Co., Ltd., ADR (China)	19,133	991,855

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Multi-line Insurance – (7.38%)
Loews Corp. (b)	132,580	$5,580,292
Property & Casualty Insurance – (9.77%)
ACE Ltd.	14,200	934,644
Markel Corp. *	8,795	3,489,944
Progressive Corp. (Ohio)	138,440	2,959,847
		7,384,435

Reinsurance – (11.13%)
Everest Re Group, Ltd.	25,040	2,047,020
Transatlantic Holdings, Inc.	129,767	6,359,881
		8,406,901

		22,363,483

	Total Financials	64,295,296
INDUSTRIALS – (4.09%)
Commercial & Professional Services – (4.09%)
Iron Mountain Inc.	90,560	3,087,190
	Total Industrials	3,087,190
MATERIALS – (0.87%)
Sino-Forest Corp. (Canada)*	198,000	656,955
	Total Materials	656,955
TOTAL COMMON STOCK – (Identified cost $56,273,619)		74,324,829
SHORT-TERM INVESTMENTS – (1.56%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $1,178,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $1,201,560)	$1,178,000	1,178,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,178,000)		1,178,000
Total Investments – (99.91%) – (Identified cost $57,451,619) – (d)		75,502,829
Other Assets Less Liabilities – (0.09%)		68,747

	Net Assets – (100.00%)	$75,571,576

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
* Non-Income producing security.

7

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

(a)	Restricted securities – See Notes 7 of the Notes to Financial Statements.
(b)	A portion of these securities is pledged to cover unfunded capital commitments at June 30, 2011.
(c)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $6,398,350 or 8.47% of the Fund’s net assets as of June 30, 2011.

(d)	Aggregate cost for federal income tax purposes is $58,144,663. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$23,972,850
	Unrealized depreciation	(6,614,684)
	Net unrealized appreciation	$17,358,166

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2011 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$75,502,829
Cash	12,961
Receivables:
Capital stock sold	28,799
Dividends and interest	96,089
Investment securities sold	3,218
Prepaid expenses	590
Total assets	75,644,486
LIABILITIES:
Payables:
Capital stock redeemed	17,227
Accrued audit fees	7,600
Accrued custodian fees	4,777
Accrued management fees	34,841
Other accrued expenses	8,465
Total liabilities	72,910
NET ASSETS	$75,571,576
SHARES OUTSTANDING	6,765,456
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.17
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$6,765
Additional paid-in capital	63,527,996
Undistributed net investment income	1,451,424
Accumulated net realized losses from investments and foreign currency transactions	(7,465,868)
Net unrealized appreciation on investments and foreign currency transactions	18,051,259
Net Assets	$75,571,576

*Including:
Cost of Investments	$57,451,619

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$865,764
Interest		444
Total income		866,208

Expenses:
Management fees (Note 3)	$218,682
Custodian fees	13,505
Transfer agent fees	4,088
Audit fees	9,000
Legal fees	1,355
Accounting fees (Note 3)	1,002
Reports to shareholders	5,500
Directors’ fees and expenses	10,397
Registration and filing fees	28
Miscellaneous	4,605
Total expenses		268,162
Expenses paid indirectly (Note 4)		(1)
Net expenses		268,161
Net investment income		598,047

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		4,906,884
Foreign currency transactions		(2,040)
Net realized gain		4,904,844
Net decrease in unrealized appreciation		(4,191,016)
Net realized and unrealized gain on investments and foreign currency transactions		713,828
Net increase in net assets resulting from operations		$1,311,875

*Net of foreign taxes withheld as follows		$11,101

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010

OPERATIONS:
Net investment income	$598,047	$803,918
Net realized gain from investments and foreign currency transactions	4,904,844	1,250,736
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(4,191,016)	6,094,685
Net increase in net assets resulting from operations	1,311,875	8,149,339

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(650,801)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(8,142,870)	(12,933,188)
Total decrease in net assets	(6,830,995)	(5,434,650)

NET ASSETS:
Beginning of period	82,402,571	87,837,221
End of period*	$75,571,576	$82,402,571

*Including undistributed net investment income of	$1,451,424	$853,377

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$963,023	$–	$–	$963,023
Consumer staples	1,559,570	–	–	1,559,570
Energy	3,762,795	–	–	3,762,795
Financials	48,504,367	15,395,203	395,726	64,295,296
Industrials	3,087,190	–	–	3,087,190
Materials	656,955	–	–	656,955
Short-term securities	–	1,178,000	–	1,178,000
Total	$58,533,900	$16,573,203	$395,726	$75,502,829

Level 1 to Level 2 transfers**:
Financials	$8,996,853

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2011.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2011:

Investment Securities:
Beginning balance	$395,726
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	–
Ending balance	$395,726

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Fund’s financial statements related to these tax positions.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007. At December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2016	$3,410,000
12/31/2017	8,268,000
Total	$11,678,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of  Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses – The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Unfunded Capital Commitments – Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of June 30, 2011, unfunded capital commitments amounted to $1,291,188.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2011 were $6,103,156 and $13,520,265, respectively.

15

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2011 amounted to $1,002.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the six months ended June 30, 2011.

NOTE 5 - CAPITAL STOCK

At June 30, 2011, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:
	Six months ended		Year ended
	June 30, 2011 (Unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	244,878	$2,742,415	1,402,090	$14,260,345
Shares issued in reinvestment of distributions	–	–	59,325	650,801
	244,878	2,742,415	1,461,415	14,911,146
Shares redeemed	(968,409)	(10,885,285)	(2,770,797)	(27,844,334)
Net decrease	(723,531)	$(8,142,870)	(1,309,382)	$(12,933,188)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended June 30, 2011.

16

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 7 – RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $395,726 or 0.52% of the Fund’s net assets as of June 30, 2011.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2011

SKBHC Holdings LLC	11/08/10	122	$5,000.01	$3,250.00

17

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$11.00		$9.98	$7.12		$14.27	$16.29	$13.83

Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.12	0.05		0.08	0.17	0.09
Net Realized and Unrealized Gains (Losses)	0.07		0.99	2.88		(6.76)	(1.12)	2.47
Total from Investment Operations	0.17		1.11	2.93		(6.68)	(0.95)	2.56

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.09)	(0.07)		–	(0.17)	(0.09)
Distributions from Realized Gains	–		–	–		(0.47)	(0.90)	(0.01)
Total Dividends and Distributions	–		(0.09)	(0.07)		(0.47)	(1.07)	(0.10)
Net Asset Value, End of Period	$11.17		$11.00	$9.98		$7.12	$14.27	$16.29

Total Returna	1.55%		11.10%	41.18	%b	(46.36)%	(6.05)%	18.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$75,572		$82,403	$87,837		$57,321	$116,725	$155,807
Ratio of Expenses to Average Net Assets:
Gross	0.67	%c	0.69%	0.78%		0.88%	0.85%	0.84%
Netd	0.67	%c	0.69%	0.78%		0.88%	0.85%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.50	%c	0.99%	0.67%		0.73%	0.97%	0.66%
Portfolio Turnover Ratee	8%		2%	10%		16%	17%	9%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2011 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

19

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2011. The Fund out-performed the  average performance of its peer group as determined by an independent service provider over the three-, five-, and ten-year time periods and matched the one-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 3 of the 7 rolling five-year time frames and its peer group in all of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund out-performed the Index in 1 of the 2 rolling ten-year time frames and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Financial Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

20

DAVIS FINANCIAL PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, NV (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

22

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Director Approval of Advisory Agreements	17

Fund Information	19

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 10.14% for the six-month period ended June 30, 2011. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 10.77%. Diversified real estate activities and hotels, resorts & cruise lines were the only sub-industries1 within the Index to deliver negative returns, while office REITs and residential REITs turned in the strongest performances.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in office REITs than in any other sub-industry and they were the most important contributor2 to the Portfolio’s absolute performance. The Portfolio’s office REITs under-performed the corresponding sub-industry within the Index (up 12% versus up 14% for the Index), but had a higher relative average weighting (31% versus 17% for the Index) in this stronger performing sub-industry. DuPont Fabros Technology3, Coresite Realty, Digital Realty, Boston Properties, and Douglas Emmett were among the most important contributors to performance. Corporate Office Properties was among the most important detractors from performance.

Residential REITs were the second most important contributor to the Portfolio’s absolute performance. The Portfolio’s residential REITs performed in-line with the corresponding sub-industry within the Index (both up 14%), but had a lower relative average weighting (12% versus 17% for the Index). American Campus and Essex Property Trust were among the most important contributors to performance.

Other important contributors to the Portfolio’s performance included Simon Property Group and Forest City Enterprises. Crown Castle International was the single most important detractor from the Portfolio’s performance. This single holding accounted for the majority of the Portfolio’s under-performance relative to the Index. The Portfolio’s cash position earned very little in today’s low interest rate environment and contributed to the Portfolio’s performance lagging the Index.  The Portfolio no longer owns Crown Castle International.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate portfolio risk, focused portfolio risk, under $10 billion market capitalization risk, foreign country risk, variable current income risk, headline risk, and fees and expenses risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1 The companies included in the Wilshire U.S. Real Estate Securities Index are divided into nine sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011
Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	26.73%	(1.43)%	8.65%	8.48%	0.76%	0.76%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	1.44%
Wilshire U.S. Real Estate Securities Index	35.69%	1.70%	10.44%	11.04%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	82.45%
Preferred Stock	5.97%		Fund
Convertible Bonds	2.87%	Office REITs	36.89%	17.04%
Short-Term Investments	8.47%	Residential REITs	16.47%	17.56%
Other Assets & Liabilities	0.24%	Specialized REITs	14.05%	25.47%
	100.00%	Retail REITs	11.76%	23.79%
		Industrial REITs	6.51%	5.89%
		Real Estate Operating Companies	5.72%	2.11%
		Other	4.47%	0.50%
		Diversified REITs	4.13%	7.64%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)

Alexandria Real Estate Equities, Inc.	Office REITs	5.78%
Simon Property Group, Inc.	Retail REITs	5.76%
American Campus Communities, Inc.	Residential REITs	4.77%
DuPont Fabros Technology Inc.	Office REITs	4.61%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.81%
Vornado Realty Trust	Diversified REITs	3.77%
Equity Residential	Residential REITs	3.56%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	Office REITs	3.26%
Entertainment Properties Trust	Specialized REITs	3.25%
Digital Realty Trust, Inc.	Office REITs	3.17%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2011. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11-06/30/11)

Actual	$1,000.00	$1,101.36	$3.96
Hypothetical	$1,000.00	$1,021.03	$3.81

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.76%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (82.45%)
FINANCIALS – (80.16%)
Real Estate – (80.16%)
Real Estate Investment Trusts (REITs) – (73.63%)
Diversified REITs – (3.77%)
Vornado Realty Trust	10,640	$991,435
Industrial REITs – (4.84%)
DCT Industrial Trust Inc.	120,000	627,600
EastGroup Properties, Inc.	15,140	643,602
		1,271,202

Office REITs – (27.21%)
Alexandria Real Estate Equities, Inc.	19,600	1,517,432
BioMed Realty Trust, Inc.	21,070	405,387
Boston Properties, Inc.	7,250	769,660
Brandywine Realty Trust	65,550	759,724
Coresite Realty Corp.	39,200	642,880
Corporate Office Properties Trust	23,850	741,974
Digital Realty Trust, Inc.	13,500	834,030
Douglas Emmett, Inc.	13,400	266,526
DuPont Fabros Technology Inc.	48,100	1,212,120
		7,149,733

Residential REITs – (15.03%)
American Campus Communities, Inc.	35,300	1,253,856
Education Realty Trust, Inc.	32,200	275,954
Equity Residential	15,570	934,200
Essex Property Trust, Inc.	5,710	772,506
Post Properties, Inc.	6,000	244,560
UDR, Inc.	19,100	468,905
		3,949,981

Retail REITs – (9.95%)
CBL & Associates Properties, Inc.	18,330	332,323
Regency Centers Corp.	17,510	769,914
Simon Property Group, Inc.	13,012	1,512,385
		2,614,622

Specialized REITs – (12.83%)
Cogdell Spencer, Inc.	69,583	416,802
Entertainment Properties Trust	18,280	853,676
LaSalle Hotel Properties	19,200	505,728
Plum Creek Timber Co., Inc.	7,200	291,888
Public Storage	4,720	538,127
U-Store-It Trust	18,870	198,513
Ventas, Inc.	10,720	565,051
		3,369,785
		19,346,758

Real Estate Management & Development – (6.53%)
Real Estate Operating Companies – (4.74%)
Brookdale Senior Living Inc. *	10,030	243,227
Forest City Enterprises, Inc., Class A *	53,680	1,002,206
		1,245,433

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.79%)
CB Richard Ellis Group, Inc., Class A *	18,700	$469,557
		1,714,990

		21,061,748

	Total Financials	21,061,748
TELECOMMUNICATION SERVICES – (2.29%)
American Tower Corp., Class A *	11,500	601,795
	Total Telecommunication Services	601,795
TOTAL COMMON STOCK – (Identified cost $17,538,744)		21,663,543
PREFERRED STOCK – (5.97%)
FINANCIALS – (5.97%)
Real Estate – (5.97%)
Real Estate Investment Trusts (REITs) – (5.97%)
Industrial REITs – (1.11%)
ProLogis, Inc., 6.75%, Series M	11,900	291,431
Office REITs – (4.08%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	33,272	856,754
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	214,640
		1,071,394

Retail REITs – (0.78%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	204,930
	Total Financials	1,567,755
TOTAL PREFERRED STOCK – (Identified cost $727,490)		1,567,755
CONVERTIBLE BONDS – (2.87%)
FINANCIALS – (2.87%)
Real Estate – (2.87%)
Real Estate Investment Trusts (REITs) – (2.39%)
Office REITs – (2.39%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	521,805
SL Green Realty Corp., 144A Conv. Sr. Notes,, 3.00%, 03/30/27 (a)	104,000	104,520
		626,325

Real Estate Management & Development – (0.48%)
Real Estate Operating Companies – (0.48%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	126,600
	Total Financials	752,925
TOTAL CONVERTIBLE BONDS – (Identified cost $526,588)		752,925

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2011 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (8.47%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $2,225,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $2,269,500)	$2,225,000	$2,225,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,225,000)	2,225,000
	Total Investments – (99.76%) – (Identified cost $21,017,822) – (b)	26,209,223
	Other Assets Less Liabilities – (0.24%)	64,237

	Net Assets – (100.00%)	$26,273,460

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $626,325 or 2.39% of the Fund's net assets as of June 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $22,412,908. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$5,008,683
	Unrealized depreciation	(1,212,368)
	Net unrealized appreciation	$3,796,315

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2011 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$26,209,223
Cash	2,585
Receivables:
Capital stock sold	213
Dividends and interest	104,645
Prepaid expenses	222
Total assets	26,316,888
LIABILITIES:
Payables:
Capital stock redeemed	14,154
Accrued audit fees	7,600
Accrued custodian fees	2,925
Accrued management fee	14,039
Other accrued expenses	4,710
Total liabilities	43,428
NET ASSETS	$26,273,460
SHARES OUTSTANDING	2,758,362
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.53
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,758
Additional paid-in capital	34,380,431
Undistributed net investment income	162,341
Accumulated net realized losses from investments	(13,463,157)
Net unrealized appreciation on investments and foreign currency transactions	5,191,087
Net Assets	$26,273,460

*Including:
Cost of Investments	$21,017,822

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$361,054
Interest		14,381
Total income		375,435

Expenses:
Management fees (Note 3)	$71,495
Custodian fees	8,648
Transfer agent fees	1,984
Audit fees	9,000
Legal fees	150
Accounting fees (Note 3)	1,002
Reports to shareholders	358
Directors’ fees and expenses	3,008
Registration and filing fees	10
Miscellaneous	3,311
Total expenses		98,966
Expenses paid indirectly (Note 4)		(1)
Net expenses		98,965
Net investment income		276,470

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investment transactions		2,040,761
Net increase in unrealized appreciation		189,261
Net realized and unrealized gain on investments and foreign currency transactions		2,230,022
Net increase in net assets resulting from operations		$2,506,492

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010

OPERATIONS:
Net investment income	$276,470	$390,900
Net realized gain from investments	2,040,761	167,089
Net increase in unrealized appreciation on investments and foreign currency transactions	189,261	3,843,814
Net increase in net assets resulting from operations	2,506,492	4,401,803

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(112,853)	(470,072)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(1,389,465)	(2,228,798)
Total increase in net assets	1,004,174	1,702,933

NET ASSETS:
Beginning of period	25,269,286	23,566,353
End of period*	$26,273,460	$25,269,286

*Including undistributed (overdistributed) net investment income of	$162,341	$(1,276)

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$22,414,863	$214,640	$–	$22,629,503
Telecommunication services	601,795	–	–	601,795
Convertible debt securities	–	752,925	–	752,925
Short-term securities	–	2,225,000	–	2,225,000
Total	$23,016,658	$3,192,565	$–	$26,209,223

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Fund’s financial statements related to these tax positions.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At December 31, 2010 the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
Capital Loss Carryforwards
Expiring
12/31/2016	$2,447,000
12/31/2017	11,662,000
Total	$14,109,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2011 were $6,742,042 and $9,127,371, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2011 amounted to $1,002.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the six months ended June 30, 2011.

NOTE 5 - CAPITAL STOCK

At June 30, 2011, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2011 (Unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	93,961	$869,479	352,772	$2,867,737
Shares issued in reinvestment of distributions	12,083	112,853	58,913	470,072
	106,044	982,332	411,685	3,337,809
Shares redeemed	(255,991)	(2,371,797)	(690,084)	(5,566,607)
Net decrease	(149,947)	$(1,389,465)	(278,399)	$(2,228,798)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended June 30, 2011.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.69		$7.40	$5.80	$11.45	$20.43	$17.33

Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.13	0.16	0.19	0.42	0.34
Net Realized and Unrealized Gains (Losses)	0.78		1.31	1.60	(5.50)	(3.40)	5.58
Total from Investment Operations	0.88		1.44	1.76	(5.31)	(2.98)	5.92

Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.15)	(0.16)	(0.22)	(0.64)	(0.60)
Distributions from Realized Gains	–		–	–	(0.11)	(5.36)	(2.22)
Return of Capital	–		–	–	(0.01)	–	–
Total Dividends and Distributions	(0.04)		(0.15)	(0.16)	(0.34)	(6.00)	(2.82)
Net Asset Value, End of Period	$9.53		$8.69	$7.40	$5.80	$11.45	$20.43

Total Returna	10.14%		19.70%	31.73%	(46.91)%	(15.48)%	34.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,273		$25,269	$23,566	$19,331	$49,548	$89,738
Ratio of Expenses to Average Net Assets:
Gross	0.76	%b	0.81%	0.98%	0.98%	0.88%	0.86%
Netc	0.76	%b	0.81%	0.98%	0.98%	0.87%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.13	%b	1.58%	2.81%	1.84%	1.92%	1.63%
Portfolio Turnover Rated	28%		43%	70%	41%	49%	38%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2011 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2011. The Fund had under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2010. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 7 rolling five-year time frames and its peer group in 4 of the 7 rolling five-year time frames ended December 31 for each year from 2004 through 2010. The Fund under-performed both the Index and its peer group in both of the rolling ten-year time frames ended December 31 for each year from 2009 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Real Estate Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, NV (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*  Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

22

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 25, 2011

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 25, 2011